Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Credit Cards (Detail) - Retail [member] - Credit cards [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,201	$ 868	$ 1,246	$ 832
Provision for credit losses
Originations	1	3	3	5
Maturities	(9)	(10)	(19)	(19)
Changes in risk, parameters and exposures	25	400	58	584
Write-offs	(121)	(173)	(227)	(347)
Recoveries	40	31	77	66
Exchange rate and other	(2)	2	(3)	0
Balance at end of period	1,135	1,121	1,135	1,121
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	353	174	364	173
Provision for credit losses
Transfers to Stage 1	152	117	378	235
Transfers to Stage 2	(28)	(25)	(58)	(47)
Transfers to Stage 3	0	(1)	(2)	(1)
Originations	1	3	3	5
Maturities	(2)	(4)	(4)	(5)
Changes in risk, parameters and exposures	(149)	(20)	(354)	(114)
Exchange rate and other	(1)	2	(1)	0
Balance at end of period	326	246	326	246
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	848	694	882	659
Provision for credit losses
Transfers to Stage 1	(152)	(117)	(378)	(235)
Transfers to Stage 2	28	25	58	47
Transfers to Stage 3	(76)	(94)	(136)	(182)
Maturities	(7)	(6)	(15)	(14)
Changes in risk, parameters and exposures	168	373	399	600
Exchange rate and other			(1)
Balance at end of period	809	875	809	875
Impaired Stage three [member]
Provision for credit losses
Transfers to Stage 3	76	95	138	183
Changes in risk, parameters and exposures	6	47	13	98
Write-offs	(121)	(173)	(227)	(347)
Recoveries	40	$ 31	77	$ 66
Exchange rate and other	$ (1)		$ (1)